Organization and Business and Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Organization and Business and Significant Accounting Policies [Abstract]
Depreciation			$ 6,358
Research and development	(1,034)	(38,655)	(86,926)	(322,938)
Asset Impairment Charges			$ 150,000